Operating Assets and Liabilities - Receivables (Details) - DKK (kr) kr in Millions	Dec. 31, 2021	Dec. 31, 2020
Operating Assets and Liabilities
Receivables related to collaboration agreements	kr 2,979	kr 2,176
Interest receivables	37	55
Other receivables	160	98
Prepayments	218	154
Total	3,394	2,483
Non-current receivables	27	20
Current receivables	3,367	2,463
Losses related to receivables and the credit risk on receivables is limited	kr 0	kr 0